Note 20 - Licensing Arrangement	12 Months Ended
Dec. 31, 2011
Revenue Recognition, Services, Licensing Fees [Policy Text Block]
20.      LICENSING ARRANGEMENT

In July 2009, NextGen entered into a non-exclusive Manufacturing License and Reseller agreement with an unrelated company. The agreement provides that NextGen will license its small turbine technology and, among other things, grants a right to manufacture units over a twenty year period. The agreement also provides for exclusive distribution rights in certain areas of the United States.  During 2009 and 2010, NextGen received payments of $1 million for granting these rights under this agreement.  Revenue is being amortized over the twenty year period.   For the years ended December 31, 2011 and 2010, licensing revenue of approximately $50,000 and $50,000, respectively, is included in revenue in the consolidated financial statements.  Deferred licensing revenue of approximately $879,000 and $929,000 is included on the consolidated balance sheets in current and long-term deferred revenue as of December 31, 2011 and December 31, 2010, respectively.